DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) In Millions, unless otherwise specified	Dec. 31, 2012 Foreign exchange contracts - United States or Euro dollar forwards - purchase USD ($)	Dec. 31, 2012 Foreign exchange contracts - United States or Euro dollar forwards - purchase EUR (€)	Dec. 31, 2011 Foreign exchange contracts - United States or Euro dollar forwards - purchase USD ($)	Dec. 31, 2012 Foreign exchange contracts - United States dollar forwards - sell USD ($)	Dec. 31, 2011 Foreign exchange contracts - United States dollar forwards - sell USD ($)	Dec. 31, 2012 Interest rate contracts - short-term borrowings CAD	Dec. 31, 2011 Interest rate contracts - short-term borrowings CAD	Dec. 31, 2012 Interest rate contracts - long-term debt CAD	Dec. 31, 2011 Interest rate contracts - long-term debt CAD	Dec. 31, 2012 Equity contracts CAD	Dec. 31, 2011 Equity contracts CAD	Dec. 31, 2012 Commodity contracts Natural gas MMcf	Dec. 31, 2011 Commodity contracts Natural gas MMcf	Dec. 31, 2012 Commodity contracts Crude oil MMBbls	Dec. 31, 2011 Commodity contracts Crude oil MMBbls	Dec. 31, 2012 Commodity contracts NGL MMBbls	Dec. 31, 2011 Commodity contracts NGL MMBbls	Dec. 31, 2012 Commodity contracts Power MWh	Dec. 31, 2011 Commodity contracts Power MWh
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
2013 / 2012	$ 558	€ 6	$ 58	$ 2,088	$ 2,017	3,644	3,227	4,590	2,650	39	36
2014 / 2013	468		287	2,402	1,865	3,591	3,237	3,055	2,000	36	26
2015 / 2014	25		468	2,751	2,182	3,455	2,787	1,760	1,650
2016 / 2015	25		25	2,323	2,583	3,157	2,641	1,142	750
2017 / 2016	413		25	2,557	2,039	2,841	2,428
Thereafter	$ 6		$ 418	$ 158	$ 180	171	215
2013 / 2012												55,000	20,000	37	11	1	4
2013 / 2012																		51	40
2014 / 2013												19,000	59,000	38	26	2	1
2014 / 2013																		67	28
2015 / 2014												10,000	1,000	29	17
2015 / 2014																		48	40
2016 / 2015												10,000	1,000	23	8
2016 / 2015																		63	48
2017 / 2016												11,000	1,000	18	7
2017 / 2016																		83	63
Thereafter												3,000		9	10
Thereafter																		66	58